Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-cancelable Agreements for The Purchase Of Fixed Assets (Details) - Sep. 30, 2024 - Fixed Assets
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
Remainder of 2024	¥ 12,383	$ 1,765
2025	42,929	6,117
2026	28,542	4,067
2027	27,700	3,947
2028 and thereafter	52,036	7,415
Future minimum payments under non-cancelable agreements	¥ 163,590	$ 23,311